REVENUE AND EXPENSES (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Other revenue	€ 534	€ 489
Share, issued	45,640,814	45,491,175
Share, outstanding	45,249,812	45,491,175